ASSETS PLEDGED	12 Months Ended
Dec. 31, 2011
ASSETS PLEDGED [Abstract]
ASSETS PLEDGED
15.  ASSETS PLEDGED

(in thousands of $)	2011	2010
Vessel, net	46,312	49,178
Restricted cash and investments	32,837	25,657
	79,149	74,835

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.